Trade payables, net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of trade payables, net
	2021	2020

Product suppliers	9,591	10,907
Service suppliers	870	904
Bonuses from suppliers (note 16.2)	(383)	(387)
	10,078	11,424